Unaudited condensed consolidated interim statement of financial position - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Vessels	$ 6,306,131	$ 2,617,484
Assets under construction	746,330	628,405
Right-of-use assets	202,564	1,910
Other tangible assets	23,741	21,628
Prepayments	876	1,657
Intangible assets	16,675	16,187
Goodwill	172,350	0
Receivables	89,211	75,076
Investments	117,948	61,806
Deferred tax assets	8,648	10,074
Total non-current assets	7,684,474	3,434,227
Current assets
Inventory	58,340	26,500
Trade and other receivables	422,893	235,883
Current tax assets	4,465	3,984
Cash and cash equivalents	155,048	38,869
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	640,746	305,236
Non-current assets held for sale	74,154	165,583
Total current assets	714,900	470,819
TOTAL ASSETS	8,399,374	3,905,046
Equity
Share capital	239,148	239,148
Share premium	460,486	460,486
Translation reserve	9,285	(2,045)
Hedging reserve	351	2,145
Treasury shares	(284,508)	(284,508)
Retained earnings	902,569	777,098
Equity attributable to owners of the Company	1,327,331	1,192,324
Non-controlling interest	1,225,511	0
Total equity	2,552,842	1,192,324
Non-current liabilities
Bank loans	3,660,298	1,450,869
Other notes	199,217	198,887
Other borrowings	1,200,179	667,361
Lease liabilities	4,108	1,451
Other payables	1,580	0
Employee benefits	1,072	1,060
Deferred tax liabilities	495	438
Total non-current liabilities	5,066,949	2,320,066
Current liabilities
Trade and other payables	191,894	79,591
Current tax liabilities	9,644	9,104
Bank loans	352,666	201,937
Other notes	3,733	3,733
Other borrowings	105,933	95,724
Lease liabilities	115,588	2,293
Provisions	125	274
Total current liabilities	779,583	392,656
TOTAL EQUITY and LIABILITIES	$ 8,399,374	$ 3,905,046